Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Schedule of Inventories
The detail of inventories of the Telefónica Group at December 31, 2020 and December 31, 2019 are as follows:

Millions of euros	12/31/2020	12/31/2019
Audiovisual rights	1,214	1,189
Mobile terminals and other equipments	507	830
Other inventories	41	33
Inventories impairment provision	(44)	(53)
Inventories	1,718	1,999